Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Phoenix Medical Software, Inc.
Entity Central Index Key	0001393371
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 9,663,667
Entity Common Stock, Shares Outstanding		9,663,667
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2012